Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-42099
Entity Registrant Name	Armlogi Holding Corp.
Entity Central Index Key	0001972529
Entity Tax Identification Number	92-0483179
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20301 East Walnut Drive North
Entity Address, City or Town	Walnut
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91789
City Area Code	888
Local Phone Number	691-2911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BTOC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false